Mining interests - Schedule of Gain on Sale of Discontinued Operations (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 30, 2019	Oct. 15, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on sale of Nicaraguan Group			$ 0	$ 40,129
Discontinued operations | Nicaraguan Group
Disclosure of analysis of single amount of discontinued operations [line items]
Cash consideration, received upon closing		$ 40,000
Common shares of Calibre, issued upon closing		39,997	$ 0	$ 39,997
Cash consideration, one year from closing discounted at 9.75%		$ 9,112
Discount rate		9.75%
Convertible debenture		$ 10,000
Working capital settlement, receivable portion discounted at 9.75%	$ 13,000	17,867
Transaction costs		(1,303)
Total proceeds from sale, net of transaction costs		115,673
Total assets sold		165,751
Total liabilities sold		(90,207)
Net assets sold		75,544
Gain on sale of Nicaraguan Group		$ 40,129